Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Segment assets	$ 55,642	$ 55,361
Segment liabilities	19,813	20,191
Australia [member]
Disclosure of operating segments [line items]
Segment assets	30,895	31,602
Segment liabilities	7,312	7,833
International [member]
Disclosure of operating segments [line items]
Segment assets	18,083	17,923
Segment liabilities	2,434	2,624
Marketing [member]
Disclosure of operating segments [line items]
Segment assets	798	835
Segment liabilities	890	751
Corporate/Other [member]
Disclosure of operating segments [line items]
Segment assets	5,866	5,001
Segment liabilities	$ 9,177	$ 8,983